Cash (Tables)	12 Months Ended
Dec. 31, 2023
Cash
Schedule of cash

	December 31, 2023	December 31, 2022
Current accounts	71,783	86,759
Bank deposits	15	15
Cash	71,798	86,774

Currency	December 31, 2023	December 31, 2022
United States Dollars	58,840	68,517
Euro	12,533	17,057
Russian Ruble	89	1,078
Armenian Dram	55	26
Kazakhstani Tenge	269	96
United Arab Emirates Dirham	12	—
Total	71,798	86,774